Business Combinations (Details) - Schedule of fair value of assets and liabilities on acquisition $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of fair value of assets and liabilities on acquisition [Line Items]
Inventories	$ 184
Property, plant and equipment	82
Intangible assets	962	[1]
Total intangible assets	1,228
Other current liability	(30)
Net identifiable assets	1,198
Goodwill arising on acquisition	416	[2]
Total acquisition cost	1,614
Fair Value Adjustment to Inventory [Member]
Business Combinations (Details) - Schedule of fair value of assets and liabilities on acquisition [Line Items]
Inventories	22,849	[3]
Intangible assets	121,174	[4]
Assumed liability	(47,213)	[5]
Net identifiable assets	98,810
Goodwill arising on acquisition	29,897	[6]
Total acquisition cost	$ 126,707

[1]	The Intangible assets represents the FDA License of the plasma collection facility at fair value (Level 3) at the acquisition date, based on Greenfield Method. Under such method, the subject intangible asset is valued using a hypothetical cashflow scenario of developing an operating business in an entity that at inception only holds the subject intangible asset. In measuring the FDA License of the plasma collection facility the Company used an appropriate discount rate of 19%.
[2]	The goodwill arising as part of the acquisition is attributed to the expected benefits from the synergies of the combination of the Company’s activities and those of the acquired plasma collection facility. The goodwill recognized is not expected to be deductible for income tax purposes.
[3]	Inventory was valued at cost which represent its fair value.
[4]	The following table details the intangible assets identified
[5]	Pursuant to the Saol APA, the Company assumed certain of Saol’s liabilities for the future payment of royalties (some of which are perpetual) and milestone payments to third party subject to the achievement of corresponding CYTOGAM related net sales thresholds and milestones. The fair value of such assumed liabilities at the acquisition date was estimated at $47,213 thousand, which was calculated based on the Option Pricing Method (OPM), Monte Carlo Simulation, and discounted cash flow using a discount rate in the range of 2.25 % and 11 % and the volatility of 10.8-14.2%.
[6]	The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and the acquired business. The goodwill recognized is not expected to be deductible for income tax purposes.